Stockholders' Equity (Details) - Convertible Notes Payable [Member] - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Debt amount converted	$ 245,190	$ 265,485
Number of shares issued upon conversion of debt	3,857,614	1,259,188
February 13, 2017 [Member]
Debt amount converted	$ 16,619
Number of shares issued upon conversion of debt	151,085
February 22, 2017 [Member]
Debt amount converted	$ 25,066
Number of shares issued upon conversion of debt	227,870
March 6, 2017 [Member]
Debt amount converted	$ 23,629
Number of shares issued upon conversion of debt	214,807
March 21, 2017 [Member]
Debt amount converted	$ 12,784
Number of shares issued upon conversion of debt	102,168
March 30, 2017 [Member]
Debt amount converted	$ 21,346
Number of shares issued upon conversion of debt	170,595
April 7, 2017 [Member]
Debt amount converted	$ 10,690
Number of shares issued upon conversion of debt	92,558
April 20, 2017 [Member]
Debt amount converted	$ 35,372
Number of shares issued upon conversion of debt	321,567
May 22, 2017 [Member]
Debt amount converted	$ 10,055
Number of shares issued upon conversion of debt	130,582
May 30, 2017 [Member]
Debt amount converted	$ 650
Number of shares issued upon conversion of debt	65,000
June 2, 2017 [Member]
Debt amount converted	$ 10,079
Number of shares issued upon conversion of debt	160,748
June 2, 2017 [Member]
Debt amount converted	$ 650
Number of shares issued upon conversion of debt	65,000
June 13, 2017 [Member]
Debt amount converted	$ 11,113
Number of shares issued upon conversion of debt	202,060
June 30, 2017 [Member]
Debt amount converted	$ 10,140
Number of shares issued upon conversion of debt	290,344
July 12, 2017 [Member]
Debt amount converted	$ 10,167
Number of shares issued upon conversion of debt	308,078
July 25, 2017 [Member]
Debt amount converted	$ 13,254
Number of shares issued upon conversion of debt	401,624
August 8, 2017 [Member]
Debt amount converted	$ 11,000
Number of shares issued upon conversion of debt	340,858
January 9, 2018 [Member]
Debt amount converted	$ 22,576
Number of shares issued upon conversion of debt	612,670
March 17, 2016 [Member]
Debt amount converted		$ 5,001
Number of shares issued upon conversion of debt		8,268
March 30, 2016 [Member]
Debt amount converted		$ 10,031
Number of shares issued upon conversion of debt		16,887
April 6, 2016 [Member]
Debt amount converted		$ 850
Number of shares issued upon conversion of debt		85,000
April 12, 2016 [Member]
Debt amount converted		$ 11,065
Number of shares issued upon conversion of debt		20,322
April 21, 2016 [Member]
Debt amount converted		$ 20,158
Number of shares issued upon conversion of debt		40,271
May 18, 2016 [Member]
Debt amount converted		$ 22,074
Number of shares issued upon conversion of debt		49,856
May 31, 2016 [Member]
Debt amount converted		$ 10,009
Number of shares issued upon conversion of debt		29,116
September 7, 2016 [Member]
Debt amount converted		$ 940
Number of shares issued upon conversion of debt		94,000
September 12, 2016 [Member]
Debt amount converted		$ 10,237
Number of shares issued upon conversion of debt		48,532
October 19, 2016 [Member]
Debt amount converted		$ 10,318
Number of shares issued upon conversion of debt		44,665
November 3, 2016 [Member]
Debt amount converted		$ 10,351
Number of shares issued upon conversion of debt		60,107
November 9, 2016 [Member]
Debt amount converted		$ 25,910
Number of shares issued upon conversion of debt		150,458
November 29, 2016 [Member]
Debt amount converted		$ 21,135
Number of shares issued upon conversion of debt		128,093
December 7, 2016 [Member]
Debt amount converted		$ 15,878
Number of shares issued upon conversion of debt		140,617
January 31, 2017 [Member]
Debt amount converted		$ 32,117
Number of shares issued upon conversion of debt		208,554
Auguast 22, 2016 [Member]
Debt amount converted		$ 49,205
Number of shares issued upon conversion of debt		98,410
Auguast 29, 2016 [Member]
Debt amount converted		$ 10,206
Number of shares issued upon conversion of debt		36,032